Cover	Aug. 24, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 24, 2022
Entity File Number	814-01175
Entity Registrant Name	BAIN CAPITAL SPECIALTY FINANCE, INC.
Entity Central Index Key	0001655050
Entity Tax Identification Number	81-2878769
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	37th Floor
Entity Address, Address Line Two	200 Clarendon Street
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	617
Local Phone Number	516-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.001 par value
Trading Symbol	BCSF
Security Exchange Name	NYSE
Entity Emerging Growth Company	false